Discontinued Operations - Schedule of Discontinued Cash Flows (Details) - Discontinued Operations [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Condensed Cash Flow Statements, Captions [Line Items]
Net loss	$ (168,516)	$ (78,107)
Changes in operating assets and liabilities:
Prepaid expenses	4,133	(4,133)
Accounts payable	53,319
Unearned fee	50,000
Net Cash Used in Operating Activities	(61,064)	(82,240)
Cash Flows from Operating Activities:
Proceeds received from parent company	86,346	190,572
Repayments to parent company	(126,354)	(7,260)
Net Cash Provided by Financing Activities	(40,008)	183,312
Net change in cash	(101,072)	101,072
Cash, beginning of period	101,072
Cash, end of period		101,072
Supplemental disclosure of non-cash financing activity
Forgiveness of loans from parent company	$ 238,549